Philip H. Newman 617.570.1558 pnewman@ goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

May 24, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Van Eck Funds (the “Registrant”)
Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File Nos. 002-97596; 811-04297

Ladies and Gentlemen:

          In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 83 and Amendment No. 84 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

          The purpose of the filing is to effect the registration of two new series of the Registrant, Van Eck Commodity Index Fund and Van Eck Long/Flat Commodity Trends Fund (the “Funds”).

          Should you have any questions, please contact Philip H. Newman at (617) 570-1558.

Very truly yours,

/s/ GOODWIN PROCTER LLP

GOODWIN PROCTER LLP